Risk/Return Summary	Jun. 01, 2020
Catalyst/Exceed Defined Risk Fund
Prospectus [Line Items]
Risk/Return [Heading]	Catalyst/Exceed Defined Risk Fund
Supplement to Prospectus [Text Block]

MUTUAL FUND SERIES TRUST

Catalyst/Exceed Defined Risk Fund Class A: CLPAX Class C: CLPCX Class I: CLPFX
Catalyst/Exceed Defined Shield Fund Class A: SHIEX Class C: SHINX Class I: SHIIX

(each a “Fund” and, collectively, the “Funds”)

June 1, 2020

This information supplements certain disclosures contained in the Prospectus and Summary Prospectus for each Fund, each dated November 1, 2019, as supplemented.

____________________________________________________________________

The second and third sentences of the first paragraph under the sections of the Summary Prospectus and Prospectus entitled “FUND SUMMARY – Principal Investment Strategies” and the Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES” respecting each Fund are replaced with the following

At time of purchase, the equity options component’s target allocation is between 0.5% and 7.5% while the fixed income component’s target allocation is between 92.5% and 99.5%. The equity option component is designed to provide 100% notional exposure to the S&P 500 Index (the “Index”) with a level of hedge on the downside and participation on the upside to a certain cap. As the Index increases, the strategy seeks to increase the level of hedge on the downside and the cap on the upside.

The second paragraph under the section of the Funds’ Prospectus entitled “MANAGEMENT OF THE FUNDS - Portfolio Manager: Exceed Defined Risk Fund and Exceed Defined Shield Fund” is replaced with the following:

Joseph Halpern – Chief Executive Officer and Portfolio Manager of the Sub-Advisor

Mr. Halpern is the Chief Executive Officer and Portfolio Manager of the Sub-Advisor and has served as a portfolio manager of the Exceed Defined Risk and Exceed Defined Shield Funds since December 2016. He founded the Sub-Advisor in 2013. Since May 2017, Mr. Halpern has also held various roles at Fountainhead Capital Management, LLC (FCM), Fountainhead AM, LLC (FAM) and Fountainhead Retirement Services, LLC, (FRS) each an affiliated registered investment advisor (RIA). Mr. Halpern has served as Chief Compliance Officer at FCM and FAM as of February 2018 and FRS as of April 2019. Mr. Halpern has served as Chief Investment Officer of FAM since May 2017. Mr. Halpern has also served as a Senior Advisor to OmegaPoint Research, Inc. a Fintech company providing an advanced portfolio intelligence engine and separately, provided expert witness consulting on derivative-related legal matters since April 2018. From December 2016 to June 2017, he was a Portfolio Manager of Catalyst. From 2010 to founding the Sub-Advisor in 2013, Mr. Halpern was a director at Lamco, the asset management division of Lehman Brothers Holdings Inc. where he managed the exotic derivatives commodities book, was chief negotiator on a number of global bank settlements and was a lead member of a task force on structured products. Between 2007 and 2010, Mr. Halpern was Director on the Equity Derivatives Trading desk of ING Financial Markets (“ING”), a global financial institution. From 2006 to 2007, Mr. Halpern was SVP of Strategy and Risk for Kellogg Capital Group’s derivatives division. From 2002 to 2006, Mr. Halpern was a partner at Halpern Capital, a boutique investment bank focusing on investment banking and trading services in addition to providing independent research to institutional clients. Mr. Halpern began his career in 1996 as a derivatives trader at Letco Specialists, which has since been acquired by TD Securities, and became its youngest partner before leaving in 2002. Mr. Halpern has a BS from New York University, Stern School of Business.

* * * * *

You should read this Supplement in conjunction with the Prospectus, any Summary Prospectus and the Statement of Additional Information for the Funds, each dated November 1, 2019, as supplemented, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

Catalyst/Exceed Defined Shield Fund
Prospectus [Line Items]
Risk/Return [Heading]	Catalyst/Exceed Defined Shield Fund
Supplement to Prospectus [Text Block]

MUTUAL FUND SERIES TRUST

Catalyst/Exceed Defined Risk Fund Class A: CLPAX Class C: CLPCX Class I: CLPFX
Catalyst/Exceed Defined Shield Fund Class A: SHIEX Class C: SHINX Class I: SHIIX

(each a “Fund” and, collectively, the “Funds”)

June 1, 2020

This information supplements certain disclosures contained in the Prospectus and Summary Prospectus for each Fund, each dated November 1, 2019, as supplemented.

____________________________________________________________________

The second and third sentences of the first paragraph under the sections of the Summary Prospectus and Prospectus entitled “FUND SUMMARY – Principal Investment Strategies” and the Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES” respecting each Fund are replaced with the following

At time of purchase, the equity options component’s target allocation is between 0.5% and 7.5% while the fixed income component’s target allocation is between 92.5% and 99.5%. The equity option component is designed to provide 100% notional exposure to the S&P 500 Index (the “Index”) with a level of hedge on the downside and participation on the upside to a certain cap. As the Index increases, the strategy seeks to increase the level of hedge on the downside and the cap on the upside.

The second paragraph under the section of the Funds’ Prospectus entitled “MANAGEMENT OF THE FUNDS - Portfolio Manager: Exceed Defined Risk Fund and Exceed Defined Shield Fund” is replaced with the following:

Joseph Halpern – Chief Executive Officer and Portfolio Manager of the Sub-Advisor

Mr. Halpern is the Chief Executive Officer and Portfolio Manager of the Sub-Advisor and has served as a portfolio manager of the Exceed Defined Risk and Exceed Defined Shield Funds since December 2016. He founded the Sub-Advisor in 2013. Since May 2017, Mr. Halpern has also held various roles at Fountainhead Capital Management, LLC (FCM), Fountainhead AM, LLC (FAM) and Fountainhead Retirement Services, LLC, (FRS) each an affiliated registered investment advisor (RIA). Mr. Halpern has served as Chief Compliance Officer at FCM and FAM as of February 2018 and FRS as of April 2019. Mr. Halpern has served as Chief Investment Officer of FAM since May 2017. Mr. Halpern has also served as a Senior Advisor to OmegaPoint Research, Inc. a Fintech company providing an advanced portfolio intelligence engine and separately, provided expert witness consulting on derivative-related legal matters since April 2018. From December 2016 to June 2017, he was a Portfolio Manager of Catalyst. From 2010 to founding the Sub-Advisor in 2013, Mr. Halpern was a director at Lamco, the asset management division of Lehman Brothers Holdings Inc. where he managed the exotic derivatives commodities book, was chief negotiator on a number of global bank settlements and was a lead member of a task force on structured products. Between 2007 and 2010, Mr. Halpern was Director on the Equity Derivatives Trading desk of ING Financial Markets (“ING”), a global financial institution. From 2006 to 2007, Mr. Halpern was SVP of Strategy and Risk for Kellogg Capital Group’s derivatives division. From 2002 to 2006, Mr. Halpern was a partner at Halpern Capital, a boutique investment bank focusing on investment banking and trading services in addition to providing independent research to institutional clients. Mr. Halpern began his career in 1996 as a derivatives trader at Letco Specialists, which has since been acquired by TD Securities, and became its youngest partner before leaving in 2002. Mr. Halpern has a BS from New York University, Stern School of Business.

* * * * *

You should read this Supplement in conjunction with the Prospectus, any Summary Prospectus and the Statement of Additional Information for the Funds, each dated November 1, 2019, as supplemented, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.